CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 135,170	$ 43,878	$ 221,174
Accounts receivable	97,571	35,630	147,700
Inventories	58,021	63,085	0
Prepaid expenses and other current assets	6,035	60,502	21,069
Total Current Assets	296,797	203,095	389,943
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $147,496 and $108,886 and $25,325 in 2017 and 2016 and 2015, respectively	484,627	480,847	513,753
OTHER ASSETS:
Deferred offering cost	240,900	0	0
Deposits	841	841	2,577
Total Other Assets	241,741	841	2,577
TOTAL ASSETS	1,023,165	684,783	906,273
CURRENT LIABILITIES:
Accounts payable	56,222	69,938	12,315
Accrued expenses	227,321	320,592	0
Notes payable to related party	405,000	0	0
Payable to related parties	212,398	4,000	0
Total Current Liabilities	900,941	394,530	12,315
Total Liabilities	900,941	394,530	12,315
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Members’ equity	0	0	20,687
Common stock, $0.001 par value; 150,000,000 shares authorized; 17,524,462 and 16,931,816 and 666,950 shares issued and outstanding at June 30, 2017 and December 31, 2016 and 2015, respectively	17,524	16,932	667
Additional paid-in capital	4,429,236	3,393,539	2,207,708
Accumulated deficit	(4,324,536)	(3,120,218)	(1,335,104)
Total Stockholders’ Equity	122,224	290,253	893,958
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 1,023,165	$ 684,783	$ 906,273